1. The Company and Significant Accounting Policies: Common Stock Split (Policies)	9 Months Ended
Sep. 30, 2016
Policy Text Block [Abstract]
Common Stock Split:

Common Stock Split:

On January 15, 2016 we declared a reverse split of our common stock. The formula provided that every thirty (30) issued and outstanding shares of common stock of the Corporation be automatically split into one (1) share of common stock. The reverse split was effective upon receipt of approval from FINRA. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split. All per share disclosures retroactively reflect post-split shares.